Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2018
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Contingent Liabilities and Commitments
15.	Contingent Liabilities and Commitments

(a)	Legal Proceedings

Anti-trust litigations

Argos Limited and affiliated companies (“Argos”) filed a Notice of Claim against the Controlling Company and LG Display Taiwan Co., Ltd. in the High Court of Justice in London alleging infringement of Treaty on the Functioning of the European Union and Agreement on the European Economic Area. The Controlling Company and LG Display Taiwan Co., Ltd. reached a settlement with Argos in November 2018.

Others

The Group is defending against various claims in addition to pending proceedings described above. The Group does not have a present obligation for these matters and has not recognized any provision at December 31, 2018.

(b)	Commitments

Factoring and securitization of accounts receivable

The Controlling Company has agreements with Korea Development Bank and several other banks for accounts receivable sales negotiating facilities of up to an aggregate of USD1,670 million (~~W~~1,867,227 million) in connection with the Controlling Company’s export sales transactions with its subsidiaries. As of December 31, 2018, no short-term borrowings were outstanding in connection with these agreements. In connection with all of the contracts mentioned above, the Controlling Company has sold its accounts receivable with recourse.

The Controlling Company and oversea subsidiaries entered into agreements with financial institutions for accounts receivables sales negotiating facilities. The respective maximum amount of accounts receivables sales and the amount of sold accounts receivables before maturity by contract are as follows:

(In millions of USD and KRW)

Classification	Financial institutions	Maximum			Not yet due
		Contractual amount		KRW equivalent	Contractual amount		KRW equivalent
Controlling Company	Shinhan Bank	KRW USD	90,000 25	90,000 27,953	— USD	12	— 13,286
	Sumitomo Mitsui Banking Corporation	USD	20	22,362		—	—
		KRW	130,000	130,000	KRW	36,089	36,089
	Bank of Tokyo-Mitsubishi UFJ	USD	40	44,724	USD	40	44,516
	BNP Paribas	USD	200	223,620	USD	12	13,630
	ING Bank	USD	150	167,715	USD	31	35,554

		USD	435		USD	95
		KRW	220,000	706,374	KRW	36,089	143,075

Subsidiaries
LG Display Singapore Pte. Ltd.	Standard Chartered Bank	USD	300	335,430	USD	209	233,364

LG Display Taiwan Co., Ltd.	BNP Paribas	USD	52	58,141	USD	9	10,063
	Australia and New Zealand Banking Group Ltd	USD	70	78,267	USD	52	58,142
	Taishin International Bank	USD	289	323,131	USD	86	96,157

LG Display Germany GmbH	Citibank	USD	160	178,896		—	—
	BNP Paribas	USD	75	83,858	USD	75	83,767

LG Display America, Inc.	Hongkong & Shanghai Banking Corp.	USD	400	447,240	USD	230	257,164
	Standard Chartered Bank	USD	600	670,860	USD	515	575,823
	Sumitomo Mitsui Banking Corporation	USD	80	89,448	USD	67	74,915

LG Display Japan Co., Ltd.	Sumitomo Mitsui Banking Corporation	USD	20	22,362		—	—

LG Display Guangzhou Trading Co., Ltd.	Industrial and Commercial Bank of China		—	—		—	—

		USD	2,046	2,287,633	USD	1,243	1,389,395

		USD	2,481		USD	1,338
		KRD	220,000	2,994,007	KRW	36,089	1,532,470

In connection with all of the contracts in the above table, the Controlling Company has sold its accounts receivable without recourse.

Letters of credit

As of December 31, 2018, the Controlling Company has agreements in relation to the opening of letters of credit up to USD 30 million (~~W~~33,543 million) with KEB Hana Bank, USD 80 million (~~W~~89,448 million) with Bank of China and USD 50 million (~~W~~55,905 million) with Sumitomo Mitsui Banking Corporation.

Payment guarantees

The Controlling Company obtained payment guarantees amounting to USD 1,538 million (~~W~~1,719,079 million) from KEB Hana Bank and others for advance received related to the long-term supply agreements. The Controlling Company also obtained payment guarantees amounting to USD 306 million (~~W~~341,929 million) from Korea Development Bank for foreign currency denominated bonds and USD 8.5 million (~~W~~9,504 million) from Shinhan Bank for value added tax payments in Poland.

LG Display (China) Co., Ltd. and other subsidiaries are provided with payment guarantees from the China Construction Bank and other various banks amounting to CNY1,711 million (~~W~~278,401 million), JPY 900 million (~~W~~9,119 million), EUR 2.5 million (~~W~~3,198 million), VND 40,498 million (~~W~~1,952 million), USD 0.5 million (~~W~~559 million), PLN 0.1 million (~~W~~30 million) and, respectively, for their local tax payments and utility payments.

License agreements

As of December 31, 2018, in relation to its LCD business, the Group has technical license agreements with Hitachi Display, Ltd. and others and has a trademark license agreement with LG Corp.

Long-term supply agreement

As of December 31, 2018, in connection with long-term supply agreements with customers, the Controlling Company recognized USD 1,475 million (~~W~~1,649,198 million) in advances received. The advances received will be offset against outstanding accounts receivable balances after a given period of time, as well as those arising from the supply of products thereafter.

The Controlling Company received payment guarantees amounting to USD 1,538 million (~~W~~1,719,079 million) from KEB Hana Bank and other various banks relating to advance received.

Pledged Assets

Regarding the secured bank loan amounting to USD 240 million (~~W~~268,093 million) from China Construction Bank, as of December 31, 2018, the Group provided its property, plant and equipment and others with carrying amount of ~~W~~146,262 million as pledged assets.